Alpha Architect U.S. Quantitative Value ETF
Schedule of Investments
December 31, 2022 (Unaudited)

Shares		Value
COMMON STOCKS - 99.7%
Air Freight & Logistics - 2.0%
55,289	Hub Group, Inc. - Class A (a)	$4,394,923

Auto Parts & Equipment - 2.0%
47,282	LCI Industries	4,371,221

Automobile Manufacturers - 3.7%
53,112	Thor Industries, Inc.	4,009,425
79,103	Winnebago Industries, Inc.	4,168,728
		8,178,153
Building Products - 2.0%
55,467	UFP Industries, Inc.	4,395,760

Coal & Consumable Fuels - 5.7%
30,996	Arch Resources, Inc.	4,425,919
61,459	CONSOL Energy, Inc.	3,994,835
151,179	Peabody Energy Corp. (a)	3,994,149
		12,414,903
Commodity Chemicals - 4.0%
84,373	Olin Corp.	4,466,707
41,069	Westlake Corp.	4,211,215
		8,677,922
Department Stores - 2.1%
14,382	Dillard's, Inc. - Class A	4,648,262

Diversified Chemicals - 4.1%
142,951	Chemours Co.	4,377,160
163,384	Huntsman Corp.	4,489,792
		8,866,952
Electrical Components & Equipment - 4.0%
37,474	Atkore, Inc. (a)	4,250,301
32,138	Encore Wire Corp.	4,420,903
		8,671,204
Fertilizers & Agricultural Chemicals - 3.8%
47,055	CF Industries Holdings, Inc.	4,009,086
98,658	Mosaic Co.	4,328,126
		8,337,212
Homebuilding - 7.9%
19,299	Cavco Industries, Inc. (a)	4,366,399
916	NVR, Inc. (a)	4,225,123
83,334	Skyline Champion Corp. (a)	4,292,534
141,010	Taylor Morrison Home Corp. (a)	4,279,653
		17,163,709
Human Resource & Employment Services - 2.0%
87,433	Korn Ferry	4,425,858

Integrated Oil & Gas - 2.0%
69,452	Occidental Petroleum Corp.	4,374,781

Alpha Architect U.S. Quantitative Value ETF
Schedule of Investments (Continued)
December 31, 2022 (Unaudited)

Shares		Value
Marine - 2.1%
72,220	Matson, Inc.	$4,514,472

Oil & Gas Exploration & Production - 20.0%
296,136	Comstock Resources, Inc.	4,060,025
180,833	Coterra Energy, Inc.	4,443,067
72,619	Devon Energy Corp.	4,466,795
32,260	Diamondback Energy, Inc.	4,412,523
34,435	EOG Resources, Inc.	4,460,021
117,443	EQT Corp.	3,973,097
192,271	Magnolia Oil & Gas Corp. - Class A	4,508,755
160,900	Marathon Oil Corp.	4,355,563
88,011	Ovintiv, Inc.	4,463,038
19,849	Pioneer Natural Resources Co.	4,533,313
		43,676,197
Oil & Gas Refining & Marketing - 10.6%
147,059	CVR Energy, Inc.	4,608,829
169,326	Delek US Holdings, Inc.	4,571,802
39,114	Marathon Petroleum Corp.	4,552,478
118,542	PBF Energy, Inc. - Class A	4,834,143
36,317	Valero Energy Corp.	4,607,175
		23,174,427
Packaged Foods & Meats - 5.9%
72,049	Cal-Maine Foods, Inc.	3,923,068
192,844	Pilgrim's Pride Corp. (a)	4,576,188
71,669	Tyson Foods, Inc. - Class A	4,461,395
		12,960,651
Semiconductor Equipment - 1.9%
92,960	Kulicke & Soffa Industries, Inc.	4,114,410

Specialty Stores - 2.0%
83,365	Academy Sports & Outdoors, Inc.	4,379,997

Steel - 11.9%
29,903	Alpha Metallurgical Resources, Inc.	4,377,500
32,070	Nucor Corp.	4,227,147
21,670	Reliance Steel & Aluminum Co.	4,386,875
42,621	Steel Dynamics, Inc.	4,164,072
176,299	United States Steel Corp.	4,416,290
126,548	Warrior Met Coal, Inc.	4,383,623
		25,955,507
	TOTAL COMMON STOCKS (Cost $213,416,613)	217,696,521

MONEY MARKET FUNDS - 0.2%
422,399	First American Government Obligations Fund - Class X, 4.08% (b)	422,399
	TOTAL MONEY MARKET FUNDS (Cost $422,399)	422,399

	TOTAL INVESTMENTS (Cost $213,839,012) - 99.9%	218,118,920
	Other Assets in Excess of Liabilities - 0.1%	127,152
	TOTAL NET ASSETS - 100.0%	$218,246,072

Alpha Architect U.S. Quantitative Value ETF
Schedule of Investments (Continued)
December 31, 2022 (Unaudited)

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Rate shown is the 7-day effective yield.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”).

GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Alpha Architect International Quantitative Value ETF
Schedule of Investments
December 31, 2022 (Unaudited)

Shares		Value
COMMON STOCKS - 99.7%
Australia - 20.0%
2,011,225	Beach Energy Ltd.	$2,184,105
79,798	BHP Group Ltd.	2,479,103
207,122	BlueScope Steel Ltd.	2,374,764
352,652	Iluka Resources Ltd.	2,288,186
985,270	Incitec Pivot Ltd.	2,522,291
82,543	JB Hi-Fi Ltd.	2,357,569
630,960	New Hope Corp. Ltd.	2,732,191
864,787	South32 Ltd.	2,355,165
1,357,765	Viva Energy Group Ltd. (a)	2,523,710
375,198	Whitehaven Coal Ltd.	2,406,376
		24,223,460
Austria - 2.0%
48,146	OMV AG	2,478,963

Bermuda - 2.2%
306,516	Golden Ocean Group Ltd.	2,688,836

Denmark - 4.5%
1,143	AP Moller - Maersk A/S - Class B	2,570,055
47,455	D/S Norden A/S	2,855,443
		5,425,498
Finland - 2.1%
493,250	Outokumpu OYJ	2,497,956

France - 2.1%
40,427	TotalEnergies SE	2,538,074

Germany - 3.9%
30,898	Aurubis AG	2,525,580
114,109	K+S AG	2,244,461
		4,770,041
Israel - 3.8%
21,263	Delek Group Ltd. (b)	2,340,981
315,333	ICL Group Ltd.	2,283,072
		4,624,053
Italy - 2.0%
167,183	Eni S.p.A.	2,377,668

Japan - 31.1%
254,019	Alps Alpine Co., Ltd.	2,316,830
303,589	Amada Co., Ltd.	2,391,885
153,038	Brother Industries Ltd.	2,340,348
176,326	JGC Holdings Corp.	2,254,458
533,920	Mitsubishi Motors Corp. (b)	2,074,819
126,826	NGK Spark Plug Co., Ltd.	2,356,969
253,348	Nikon Corp.	2,270,171

Alpha Architect International Quantitative Value ETF
Schedule of Investments (Continued)
December 31, 2022 (Unaudited)

Shares		Value
152,347	Nippon Steel Corp.	$2,660,617
62,945	Sankyo Co., Ltd.	2,580,342
36,034	SCREEN Holdings Co., Ltd.	2,322,826
132,203	Sekisui House Ltd.	2,350,622
18,730	Shin-Etsu Chemical Co., Ltd.	2,315,561
84,306	Shinko Electric Industries Co., Ltd.	2,177,669
117,351	Sumitomo Heavy Industries Ltd.	2,364,188
70,797	Sumitomo Metal Mining Co., Ltd.	2,519,756
123,272	THK Co., Ltd.	2,362,306
		37,659,367
Luxembourg - 2.0%
92,523	ArcelorMittal S.A.	2,433,930

Netherlands - 1.9%
159,894	Stellantis N.V.	2,270,495

Norway - 6.1%
65,861	Equinor ASA	2,365,048
339,316	Norsk Hydro ASA	2,539,467
56,508	Yara International ASA	2,483,703
		7,388,218
Singapore - 2.0%
2,412,110	Yangzijiang Shipbuilding Holdings Ltd.	2,449,208

Spain - 2.1%
159,045	Repsol S.A.	2,528,199

Sweden - 1.9%
452,718	SSAB AB	2,351,477

Switzerland - 1.9%
10,094	Kuehne + Nagel International AG	2,349,244

United Kingdom - 8.1%
374,063	Glencore PLC	2,498,095
654,081	Harbour Energy PLC	2,407,058
87,397	Shell PLC	2,457,631
1,990,301	Taylor Wimpey PLC	2,445,888
		9,808,672
	TOTAL COMMON STOCKS (Cost $124,402,520)	120,863,359

MONEY MARKET FUNDS - 0.3%
399,863	First American Government Obligations Fund - Class X, 4.08% (c)	399,863
	TOTAL MONEY MARKET FUNDS (Cost $399,863)	399,863

	TOTAL INVESTMENTS (Cost $124,802,383) - 100.0%	121,263,222
	Other Assets in Excess of Liabilities - 0.0% (d)	1,738
	TOTAL NET ASSETS - 100.0%	$121,264,960

Alpha Architect International Quantitative Value ETF
Schedule of Investments (Continued)
December 31, 2022 (Unaudited)

Percentages are stated as a percent of net assets.
PLC - Public Limited Company
(a)	144A restricted security.
(b)	Non-income producing security.
(c)	Rate shown is the 7-day effective yield.
(d)	Represents less than 0.05% of net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”).

GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Alpha Architect U.S. Quantitative Momentum ETF
Schedule of Investments
December 31, 2022 (Unaudited)

Shares		Value
COMMON STOCKS - 99.6%
Aerospace & Defense - 4.4%
5,905	Lockheed Martin Corp.	$2,872,723
5,386	Northrop Grumman Corp.	2,938,655
		5,811,378
Agricultural Products - 2.1%
30,352	Archer-Daniels-Midland Co.	2,818,183

Automotive Retail - 2.1%
9,885	Murphy USA, Inc.	2,763,253

Biotechnology - 6.0%
12,419	Karuna Therapeutics, Inc. (a)	2,440,334
23,223	Sarepta Therapeutics, Inc. (a)	3,009,236
8,904	Vertex Pharmaceuticals, Inc. (a)	2,571,297
		8,020,867
Coal & Consumable Fuels - 5.7%
18,874	Arch Resources, Inc.	2,695,018
37,732	CONSOL Energy, Inc.	2,452,580
91,101	Peabody Energy Corp. (a)	2,406,888
		7,554,486
Electric Utilities - 2.0%
30,231	Constellation Energy Corp.	2,606,215

Fertilizers & Agricultural Chemicals - 3.6%
27,225	CF Industries Holdings, Inc.	2,319,570
57,442	Mosaic Co.	2,519,981
		4,839,551
Health Care Distributors - 4.2%
36,033	Cardinal Health, Inc.	2,769,857
7,522	McKesson Corp.	2,821,653
		5,591,510
Health Care Equipment - 1.7%
11,313	Shockwave Medical, Inc. (a)	2,326,066

Health Care Facilities - 2.0%
32,595	Acadia Healthcare Co., Inc. (a)	2,683,220

Health Care Services - 2.2%
8,860	Cigna Corp.	2,935,672

Health Care Supplies - 1.8%
46,628	Lantheus Holdings, Inc. (a)	2,376,163

Integrated Oil & Gas - 4.2%
15,650	Chevron Corp.	2,809,018
25,776	Exxon Mobil Corp.	2,843,093
		5,652,111

Alpha Architect U.S. Quantitative Momentum ETF
Schedule of Investments (Continued)
December 31, 2022 (Unaudited)

Shares		Value
Investment Banking & Brokerage - 2.0%
12,053	LPL Financial Holdings, Inc.	$2,605,497

Movies & Entertainment - 1.9%
36,160	World Wrestling Entertainment, Inc. - Class A	2,477,683

Oil & Gas Drilling - 2.2%
43,417	Valaris Ltd. (a)(b)	2,935,858

Oil & Gas Equipment & Services - 2.0%
128,672	NOV, Inc.	2,687,958

Oil & Gas Exploration & Production - 19.7%
79,632	Antero Resources Corp. (a)	2,467,796
61,129	APA Corp.	2,853,502
27,950	Chesapeake Energy Corp.	2,637,642
23,236	ConocoPhillips	2,741,848
19,721	Diamondback Energy, Inc.	2,697,438
68,208	EQT Corp.	2,307,477
94,520	Marathon Oil Corp.	2,558,656
62,039	Murphy Oil Corp.	2,668,297
11,946	Pioneer Natural Resources Co.	2,728,347
1,118	Texas Pacific Land Corp.	2,620,849
		26,281,852
Oil & Gas Refining & Marketing - 12.0%
76,896	CVR Energy, Inc.	2,409,921
46,942	HF Sinclair Corp.	2,435,820
23,729	Marathon Petroleum Corp.	2,761,818
72,430	PBF Energy, Inc. - Class A	2,953,695
26,434	Phillips 66	2,751,251
21,342	Valero Energy Corp.	2,707,446
		16,019,951
Oil & Gas Storage & Transportation - 6.0%
113,963	Golar LNG Ltd. (a)(b)	2,597,217
56,609	New Fortress Energy, Inc.	2,401,354
56,109	Scorpio Tankers, Inc. (b)	3,016,981
		8,015,552
Packaged Foods & Meats - 6.1%
49,130	Cal-Maine Foods, Inc.	2,675,129
110,097	Hostess Brands, Inc. (a)	2,470,577
33,013	Lamb Weston Holdings, Inc.	2,950,042
		8,095,748
Specialized Consumer Services - 1.8%
66,180	H&R Block, Inc.	2,416,232

Steel - 1.9%
16,800	Alpha Metallurgical Resources, Inc.	2,459,352

Alpha Architect U.S. Quantitative Momentum ETF
Schedule of Investments (Continued)
December 31, 2022 (Unaudited)

Shares		Value
Technology Hardware, Storage & Peripherals - 1.9%
31,554	Super Micro Computer, Inc. (a)	$2,590,583
	TOTAL COMMON STOCKS (Cost $138,750,829)	132,564,941

MONEY MARKET FUNDS - 0.4%
618,235	First American Government Obligations Fund - Class X, 4.08% (c)	618,235
	TOTAL MONEY MARKET FUNDS (Cost $618,235)	618,235

	TOTAL INVESTMENTS (Cost $139,369,064) - 100.0%	133,183,176
	Other Liabilities in Excess of Assets - (0.0%) (d)	(33,597)
	TOTAL NET ASSETS - 100.0%	$133,149,579

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	Rate shown is the 7-day effective yield.
(d)	Represents less than 0.05% of net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”).

GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Alpha Architect International Quantitative Momentum ETF
Schedule of Investments
December 31, 2022 (Unaudited)

Shares		Value
COMMON STOCKS - 97.7%
Australia - 13.6%
1,004,178	Beach Energy Ltd.	$1,090,495
68,738	Computershare Ltd.	1,226,169
115,697	IGO Ltd.	1,060,277
315,600	New Hope Corp. Ltd.	1,366,615
187,468	Whitehaven Coal Ltd.	1,202,348
50,598	Woodside Energy Group Ltd.	1,220,897
125,512	Worley Ltd.	1,281,825
		8,448,626
Bermuda - 1.9%
230,788	Hafnia Ltd.	1,187,297

Denmark - 2.3%
23,764	D/S Norden A/S	1,429,918

France - 5.8%
10,171	Gaztransport Et Technigaz S.A.	1,086,573
9,720	Thales S.A.	1,241,285
20,235	TotalEnergies SE	1,270,387
		3,598,245
Germany - 6.0%
37,392	Aixtron SE	1,079,504
152,821	Commerzbank AG (a)	1,445,452
6,176	Rheinmetall AG	1,229,990
		3,754,946
Ireland - 2.4%
155,059	Bank of Ireland Group PLC	1,477,242

Israel - 7.8%
9,251	Check Point Software Technologies Ltd. ADR (a)	1,167,106
10,608	Delek Group Ltd. (a)	1,167,903
8,088	Elbit Systems Ltd.	1,317,053
29,863	First International Bank Of Israel Ltd.	1,180,893
		4,832,955
Italy - 4.2%
364,808	Banco BPM S.p.A.	1,301,951
153,348	Leonardo S.p.A.	1,323,055
		2,625,006
Japan - 10.0%
111,426	Inpex Corp.	1,185,238
31,401	Mitsubishi Heavy Industries Ltd.	1,252,308
49,868	Mitsui OSK Lines Ltd.	1,250,120
63,472	NGK Spark Plug Co., Ltd.	1,179,581
96,943	Takashimaya Co., Ltd.	1,361,368
		6,228,615
Luxembourg - 2.0%
72,211	Tenaris S.A.	1,258,798

Alpha Architect International Quantitative Momentum ETF
Schedule of Investments (Continued)
December 31, 2022 (Unaudited)

Shares		Value
Netherlands - 3.5%
3,044	Argenx SE (a)	$1,134,914
29,548	OCI N.V.	1,057,059
		2,191,973
Singapore - 5.8%
222,983	Keppel Corp. Ltd.	1,208,643
11,651,859	Sembcorp Marine Ltd. (a)	1,200,505
1,207,474	Yangzijiang Shipbuilding Holdings Ltd.	1,226,045
		3,635,193
Spain - 8.5%
1,409,011	Banco de Sabadell S.A.	1,328,484
196,187	Bankinter S.A.	1,316,328
344,921	CaixaBank S.A.	1,355,773
79,570	Repsol S.A.	1,264,855
		5,265,440
Sweden - 3.8%
87,767	Hexatronic Group AB	1,190,570
226,527	SSAB AB	1,176,611
		2,367,181
Switzerland - 2.0%
13,026	Banque Cantonale Vaudoise	1,250,265

United Kingdom - 16.1%
127,985	BAE Systems PLC	1,324,474
156,222	Beazley PLC	1,283,341
212,998	BP PLC	1,222,892
31,250	British American Tobacco PLC	1,239,747
187,296	Glencore PLC	1,250,814
49,504	Imperial Brands PLC	1,239,455
43,769	Shell PLC	1,230,798
43,219	TORM PLC - Class A	1,234,331
		10,025,852
United States - 1.9%
887,121	Coronado Global Resources, Inc. (b)	1,201,955
	TOTAL COMMON STOCKS (Cost $59,240,676)	60,779,507

PREFERRED STOCKS - 1.8%
Germany - 1.8%
10,970	Dr. Ing. h.c. F. Porsche AG (a)	1,112,630
	TOTAL PREFERRED STOCKS (Cost $1,242,620)	1,112,630

MONEY MARKET FUNDS - 0.5%
312,552	First American Government Obligations Fund - Class X, 4.08% (c)	312,552
	TOTAL MONEY MARKET FUNDS (Cost $312,552)	312,552

	TOTAL INVESTMENTS (Cost $60,795,848) - 100.0%	62,204,689
	Other Assets in Excess of Liabilities - 0.0% (d)	6,170
	TOTAL NET ASSETS - 100.0%	$62,210,859

Alpha Architect International Quantitative Momentum ETF
Schedule of Investments (Continued)
December 31, 2022 (Unaudited)

Percentages are stated as a percent of net assets.
ADR - American Depository Receipt
PLC - Public Limited Company
(a)	Non-income producing security.
(b)	144A restricted security.
(c)	Rate shown is the 7-day effective yield.
(d)	Represents less than 0.05% of net assets.

Alpha Architect Value Momentum Trend ETF
Schedule of Investments
December 31, 2022 (Unaudited)

Shares		Value
INVESTMENT COMPANIES - 94.2%
International Developed Equity - 32.8%
226,411	Alpha Architect International Quantitative Momentum ETF (a)(b)	$5,634,917
329,553	Alpha Architect International Quantitative Value ETF (a)(b)	7,220,506
		12,855,423
U.S. Equity - 61.4%
242,005	Alpha Architect U.S. Quantitative Momentum ETF (a)(b)	11,115,290
401,129	Alpha Architect U.S. Quantitative Value ETF (a)(b)	12,902,314
		24,017,604
	TOTAL INVESTMENT COMPANIES (Cost $39,136,853)	36,873,027

MONEY MARKET FUNDS - 1.7%
656,288	First American Government Obligations Fund - Class X, 4.08% (c)	656,288
	TOTAL MONEY MARKET FUNDS (Cost $656,288)	656,288

	TOTAL INVESTMENTS (Cost $39,793,141) - 95.9%	37,529,315
	TOTAL SECURITIES SOLD SHORT (Proceeds $34,523,350) - (80.5%)	(31,490,335)
	Other Assets in Excess of Liabilities - 84.6%	33,103,021
	TOTAL NET ASSETS - 100.0%	$39,142,001

Percentages are stated as a percent of net assets.
(a)	Affiliated fund.
(b)	All or a portion of these securities have been segregated as collateral for broker agreements. The total value of securities segregated amounted to $16,634,866.
(c)	Rate shown is the 7-day effective yield.

Alpha Architect Value Momentum Trend ETF
Schedule of Securities Sold Short
December 31, 2022 (Unaudited)

Shares		Value
INVESTMENT COMPANIES - 80.5%
104,019	iShares MSCI EAFE ETF	$6,827,807
64,489	SPDR S&P 500 ETF Trust	24,662,528
	TOTAL INVESTMENT COMPANIES (Proceeds $34,523,350)	$31,490,335

Alpha Architect High Inflation and Deflation ETF
Schedule of Investments
December 31, 2022 (Unaudited)

Shares		Value
INVESTMENT COMPANIES - 19.6%
71,225	GraniteShares Bloomberg Commodity Broad Strategy no K-1 ETF	$1,601,850
	TOTAL INVESTMENT COMPANIES (Cost $1,900,568)	1,601,850

Principal Amount		Effective Yield	Maturity
SHORT TERM INVESTMENTS - 49.5%
U.S. Treasury Bills - 46.0%
2,248,000	United States Treasury Bill (a)	4.05%	2/16/2023	2,236,367
222,000	United States Treasury Bill (a)	4.11%	2/23/2023	220,663
47,000	United States Treasury Bill (a)	4.12%	3/9/2023	46,640
899,000	United States Treasury Bill (a)	4.09%	3/16/2023	891,544
380,000	United States Treasury Bill (a)	4.10%	3/21/2023	376,564
	TOTAL U.S. TREASURY BILLS (Cost $3,771,817)			3,771,778

Money Market Deposit Account - 3.5%
287,930	U.S. Bank Money Market Deposit Account, 3.90% (b)			287,930
	TOTAL SHORT TERM INVESTMENTS (Cost $4,059,747)			4,059,708

	TOTAL INVESTMENTS (Cost $5,960,315) - 69.1%			5,661,558
	Other Assets in Excess of Liabilities - 30.9%			2,531,345
	TOTAL NET ASSETS - 100.0%			$8,192,903

Percentages are stated as a percent of net assets.
(a)	Zero coupon bond.
(b)	The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of December 31, 2022.

ALPHA ARCHITECT ETFs

SIGNIFICANT ACCOUNTING POLICIES

Security Valuation. Equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the most recent quoted bid for exchange-traded or the mean between the most recent quoted bid and ask price for NASDAQ securities will be used. Equity securities that are not traded on a listed exchange are generally valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value. Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies which are priced as equity securities.

Securities for which quotations are not readily available are valued by a committee established by the Trust’s Board of Trustees (the “Board”) in accordance with procedures established by the Board. This “fair valuation” process is designed to value the subject security at the price the Trust would reasonably expect to receive upon its current sale. When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board. The use of “fair value” pricing by a Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of December 31, 2022, the Funds did not hold any securities valued by an investment committee.

As described above, the Funds may use various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

ALPHA ARCHITECT ETFs

The following is a summary of the fair value classification of each Fund’s investments as of December 31, 2022:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Alpha Architect U.S. Quantitative Value ETF
Assets*
Common Stocks	$217,696,521	$-	$-	$217,696,521
Money Market Funds	422,399	-	-	422,399
Total Investments in Securities	$218,118,920	$-	$-	$218,118,920

Alpha Architect International Quantitative Value ETF
Assets*
Common Stocks	$120,863,359	$-	$-	$120,863,359
Money Market Funds	399,863	-	-	399,863
Total Investments in Securities	$121,263,222	$-	$-	$121,263,222

Alpha Architect U.S. Quantitative Momentum ETF
Assets*
Common Stocks	$132,564,941	$-	$-	$132,564,941
Money Market Funds	618,235	-	-	618,235
Total Investments in Securities	$133,183,176	$-	$-	$133,183,176

Alpha Architect International Quantitative Momentum ETF
Assets*
Common Stocks	$60,779,507	$-	$-	$60,779,507
Preferred Stocks	1,112,630	-	-	1,112,630
Money Market Funds	312,552	-	-	312,552
Total Investments in Securities	$62,204,689	$-	$-	$62,204,689

Alpha Architect Value Momentum Trend ETF
Assets*
Investment Companies	$36,873,027	$-	$-	$36,873,027
Money Market Funds	656,288	-	-	656,288
Total Investments in Securities	$37,529,315	$-	$-	$37,529,315
Liabilities*
Investment Companies	$(31,490,335)	$-	$-	$(31,490,335)
Total Investments in Securites	$(31,490,335)	$-	$-	$(31,490,335)

Alpha Architect High Inflation and Deflation ETF
Assets*
Investment Companies	$1,601,850	$-	$-	$1,601,850
U.S. Treasury Bills	-	3,771,778	-	$3,771,778
U.S. Bank Money Market Deposit Account	287,930	-	-	287,930
Total Investments in Securities	$1,889,780	$3,771,778	$-	$5,661,558

*	For further detail on each asset class, see the Schedule of Investments and Schedule of Securities Sold Short.

During the fiscal period ended December 31, 2022, the Funds did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.

ALPHA ARCHITECT ETFs

TRANSACTIONS WITH AFFILIATES:

The Alpha Architect Value Momentum Trend ETF’s transactions with affiliates represent holdings for which it and the underlying exchange-traded funds have the same investment adviser. The Alpha Architect Value Momentum Trend ETF had the following transactions with such affiliated Alpha Architect ETFs (i.e., the Alpha Architect U.S. Quantitative Value ETF, Alpha Architect International Quantitative Value ETF, Alpha Architect U.S. Quantitative Momentum ETF, and Alpha Architect International Quantitative Momentum ETF) during the fiscal period ended December 31, 2022:

	Alpha Architect U.S. Quantitative Value ETF	Alpha Architect International Quantitative Value ETF	Alpha Architect U.S. Quantitative Momentum ETF	Alpha Architect International Quantitative Momentum ETF	Total
Value, Beginning of Period	$11,182,578	$7,427,252	$13,466,227	$5,508,491	$37,584,548
Purchases	1,057,568	-	-	-	1,057,568
Proceeds from Sales	(415,878)	(895,041)	(3,146,524)	(395,037)	(4,852,480)
Net Realized Gains (Losses)	68,411	(198,696)	192,392	(19,956)	42,151
Change in Unrealized Appreciation (Depreciation)	1,009,635	886,991	603,195	541,419	3,041,240
Value, End of Period	$12,902,314	$7,220,506	$11,115,290	$5,634,917	$36,873,027
Dividend Income	114,585	577,317	176,518	341,332	1,209,752
Capital Gains Distributions	-	-	-	-	-

	Alpha Architect U.S. Quantitative Value ETF	Alpha Architect International Quantitative Value ETF	Alpha Architect U.S. Quantitative Momentum ETF	Alpha Architect International Quantitative Momentum ETF
Shares, Beginning of Period	382,965	366,416	304,852	241,283
Number of Shares Purchased	29,883	-	-	-
Number of Shares Sold	(11,719)	(36,863)	(62,847)	(14,872)
Shares, End of Period	401,129	329,553	242,005	226,411